RELATED PARTY TRANSACTIONS (Details) $ in Thousands				1 Months Ended			3 Months Ended		9 Months Ended
	Jul. 12, 2018 USD ($)	Oct. 17, 2017 USD ($)	Aug. 15, 2017 train	Aug. 31, 2017 USD ($)	May 31, 2016 USD ($)	Feb. 28, 2015	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)
Related Party Transaction
Distributions paid									$ 133,416	$ 119,371
Non-controlling interest dividend									0	7,000
Debt guarantee							$ 463,500		463,500
Golar
Related Party Transaction
Distributions paid							13,100	$ 12,900	39,300	38,500
Golar | Golar Tundra
Related Party Transaction
Additional amount, percent per annum of deferred purchase price		5.00%
Golar | Deposits paid to Golar
Related Party Transaction
Amount of transaction with related party		$ 107,200		$ 70,000	$ 107,200
Interest rate				5.00%
Interest income from related parties							300	1,100	$ 4,800	2,500
Golar Management
Related Party Transaction
Management fee (percentage)									5.00%
Required notice for termination of management service agreement (in days)									120 days
Golar Management | Ship management fees
Related Party Transaction
Required notice for termination of management service agreement (in days)									30 days
Golar, Keppel, and B&V
Related Party Transaction
Operating expense reimbursement									50.00%
Operating expense reimbursement, threshold									$ 32,400
Operating expense reimbursement, withholding taxes									50.00%
Operating expense reimbursement, withholding taxes, threshold									$ 4,200
Operating expense reimbursement, maximum exposure, period									8 years
Guarantor obligations, maximum exposure							$ 20,000		$ 20,000
Golar, Keppel, and B&V | Golar Hilli LLC
Related Party Transaction
Acquired interest, equivalent percentage			50.00%
Number of liquefaction trains contracted | train			2
Total number of liquefaction trains | train			4
Faraway Maritime Shipping Company
Related Party Transaction
Percentage ownership in subsidiary							60.00%		60.00%
China Petroleum Corporation
Related Party Transaction
Noncontrolling interest, ownership percentage by noncontrolling owners							40.00%		40.00%
Non-controlling interest dividend							$ 0	0	$ 0	7,000
Fortune Lianjiang Shipping | Golar Hilli LLC
Related Party Transaction
Covenant, free liquid assets	$ 30,000
Covenant, Net debt to EBITDA leverage ratio, maximum	6.5
Covenant, consolidated tangible net worth	$ 123,950
Golar Grand | Golar
Related Party Transaction
Time charter reduced hire rate						75.00%
Affiliated Entity | PT Pesona
Related Party Transaction
Noncontrolling interest, ownership percentage by noncontrolling owners							51.00%		51.00%
Agency expense							$ 100	$ 100	$ 800	$ 400
Other Current and Noncurrent Liabilities
Related Party Transaction
Guarantees, fair value							10,800		10,800
Golar Hilli LLC
Related Party Transaction
Dividend receivable							$ 1,900		$ 1,900